UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24107

Founder Funds Trust
(Exact name of registrant as specified in charter)

4848 Lemmon Avenue, Suite 100-783

Dallas, TX 75219
(Address of principal executive offices) (Zip code)

Michael C. Monaghan

4848 Lemmon Avenue, Suite 100-783

Dallas, TX 75219
(Name and address of agent for service)

(866) 315-5322

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Founders 100 ETF
FFF (Principal U.S. Listing Exchange: CBOE BZX Exchange Inc. )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Founders 100 ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.founderetfs.com/fff. You can also request this information by contacting us at 1-866-315-5322.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Founders 100 ETF	$37	0.75%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
We launched the Founders 100 ETF (ticker FFF) on December 17, 2025. As the Fund has not completed a full fiscal year, results cover a partial period and are not annualized. During H1 26, markets were volatile, with our benchmark returning 10.20% on a total-return basis. Software, our largest GICS industry exposure at ~33%, fell sharply during Q1 as investors feared that artificial intelligence (AI) could replace traditional Software. The sell-off, dubbed the “SaaSpocalypse,” created meaningful short-term pressure on the Fund. We maintained conviction in our Software holdings and our thesis that AI will ultimately become Software’s largest customer, driving demand for observability, cybersecurity, developer tools, and cloud platforms. As AI adoption accelerated and company fundamentals remained resilient, Software rebounded strongly. The Fund also benefited from its differentiated Founder-Led portfolio and security selection across 10 of the 11 GICS Sectors. By June 30th, the recovery in several of our highest-conviction holdings helped FFF rebound from its Q1 drawdown and outperform its benchmark for the reporting period. Past performance does not guarantee future results.
From inception through June 30, 2026, Dell (DELL), CrowdStrike (CRWD), Fortinet (FTNT), Snowflake (SNOW), and Comfort Systems (FIX) were FFF’s top five contributors to performance. DELL and FIX benefited from the multi-year AI data center construction supercycle, translating strong infrastructure demand into rapid revenue and earnings growth. CRWD and FTNT benefited from rising cybersecurity demand as AI expands the attack surface through increasingly sophisticated external threats and the proliferation of enterprise AI agents. SNOW benefited from growing demand for the data warehousing and analytics infrastructure needed to power AI applications. Palantir (PLTR), Salesforce (CRM), Oracle (ORCL), Shopify (SHOP), and Meta (META) were the Fund’s top five detractors. PLTR and CRM were pressured by “SaaSpocalypse” fears that AI could replace traditional software, while ORCL and META faced investor concerns over accelerating AI data center capital spending. SHOP was pressured by concern of lower US consumer spending. Our long-term bullish AI thesis remains unchanged: Over the next five years, we believe AI will become Software’s largest customer, security software will become essential, today’s AI capital spending will build valuable, long-lived infrastructure capable of generating free cash flow for decades, and AI will empower more entrepreneurs to build more businesses. We believe AI adoption will accelerate with demand outpacing supply. We see the “Big 5” hyperscalers (GOOGL, AMZN, META, MSFT/OpenAI, and SPCX) vertically integrating models, chips, and data centers, while NVDA finances “sovereign AI” projects with secure land, power, and permits to maximize chip sales.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
Founders 100 ETF	PAGE 1	TSR-SAR-350933107

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SINCE INCEPTION TOTAL RETURN (%)

Since Inception (12/17/2025)
Founders 100 ETF NAV	-2.20
Solactive GBS United States 500 Index TR	12.44
Visit https://www.founderetfs.com/fff for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,050,584
Number of Holdings	100
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Technology	47.5%
Communications	20.9%
Financial	14.1%
Consumer, Non-cyclical	8.3%
Industrial	7.0%
Consumer, Cyclical	1.1%
Basic Materials	0.7%
Energy	0.6%
Cash & Other	-0.2%

Top 10 Issuers	(%)
Meta Platforms, Inc.	6.3%
NVIDIA Corp.	6.1%
Dell Technologies, Inc.	6.0%
Palantir Technologies, Inc.	4.9%
Oracle Corp.	4.7%
Crowdstrike Holdings, Inc.	4.4%
AppLovin Corp.	3.7%
Shopify, Inc.	3.5%
Blackstone, Inc.	3.4%
Blackrock, Inc.	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.founderetfs.com/fff.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Founder Funds LLC documents not be householded, please contact Founder Funds LLC at 1-866-315-5322, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Founder Funds LLC or your financial intermediary.
Founders 100 ETF	PAGE 2	TSR-SAR-350933107

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Semi-Annual Financial Statements
June 30, 2026 (Unaudited)

Founder Funds Trust
Founders 100 ETF	|	FFF	|	Cboe BZX Exchange, Inc.

FOUNDERS 100 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace/Defense - 1.1%
Karman Holdings, Inc.(a)	130	$6,489
Rocket Lab Corp.(a)	466	47,369
		53,858
Apparel - 0.2%
On Holding AG - Class A(a)	310	10,980
Auto Parts & Equipment - 0.3%
Aurora Innovation, Inc. - Class A(a)	2,310	15,754
Banks - 1.6%
NU Holdings Ltd. - Class A(a)	5,607	74,909
ServisFirst Bancshares, Inc.	53	4,598
		79,507
Beverages - 1.6%
Monster Beverage Corp.(a)	832	79,972
Biotechnology - 3.1%
Bridgebio Pharma, Inc.(a)	208	15,492
CG oncology, Inc.(a)	86	6,110
Kiniksa Pharmaceuticals International PLC - Class A(a)	83	5,308
Krystal Biotech, Inc.(a)	28	10,407
Kymera Therapeutics, Inc.(a)	73	8,371
Revolution Medicines, Inc.(a)	235	44,011
Royalty Pharma PLC - Class A	639	35,829
United Therapeutics Corp.(a)	46	24,924
Viking Therapeutics, Inc.(a)	131	5,110
		155,562
Commercial Services - 2.5%
Affirm Holdings, Inc. - Class A(a)	356	29,032
Block, Inc. - Class A(a)	701	53,276
Corpay, Inc.(a)	70	23,329
Paymentus Holdings, Inc. - Class A(a)	131	3,165
Toast, Inc. - Class A(a)	684	19,029
		127,831
Computers - 14.9%
Crowdstrike Holdings, Inc. - Class A(a)	293	223,600
Dell Technologies, Inc. - Class C	706	304,611
ExlService Holdings, Inc.(a)	172	4,448
Fortinet, Inc.(a)	733	112,603
Okta, Inc. - Class A(a)	208	28,382
Rubrik, Inc. - Class A(a)	437	35,082
Varonis Systems, Inc.(a)	238	9,986
Zscaler, Inc.(a)	232	32,747
		751,459

	Shares	Value
Diversified Financial Services - 7.6%
Apollo Global Management, Inc.	479	$56,671
Blackrock, Inc.	170	163,465
Capital One Financial Corp.	727	145,851
Circle Internet Group, Inc. - Class A(a)	278	17,411
		383,398
Electronics - 0.6%
Applied Optoelectronics, Inc.(a)	88	13,038
Mirion Technologies, Inc. - Class A(a)	289	5,182
Vicor Corp.(a)	32	12,153
		30,373
Energy - Alternate Sources - 0.4%
Nextpower, Inc. - Class A(a)	169	20,135
Engineering & Construction - 1.3%
Comfort Systems USA, Inc. - Class A	33	65,404
Entertainment - 0.3%
DraftKings, Inc. - Class A(a)	577	14,575
Environmental Control - 1.0%
Waste Connections, Inc.	298	49,674
Food - 0.1%
Chefs’ Warehouse, Inc.(a)	43	4,132
Healthcare - Products - 0.6%
Guardant Health, Inc.(a)	150	22,504
Twist Bioscience Corp.(a)	68	6,996
		29,500
Healthcare - Services - 0.2%
Alignment Healthcare, Inc.(a)	196	4,667
RadNet, Inc.(a)	84	5,180
		9,847
Insurance - 0.3%
Essent Group Ltd.	105	6,749
NMI Holdings, Inc.(a)	87	3,575
Palomar Holdings, Inc.(a)	27	3,413
		13,737
Internet - 19.5%
AppLovin Corp. - Class A(a)	358	184,452
Coupang, Inc. - Class A(a)	2,104	36,547
DoorDash, Inc. - Class A(a)	455	83,961
Meta Platforms, Inc. - Class A	561	316,006
Reddit, Inc. - Class A(a)	212	36,799
Robinhood Markets, Inc. - Class A(a)	1,060	106,297
Roku, Inc. - Class A(a)	171	23,622
Shopify, Inc. - Class A(a)	1,547	176,636
VeriSign, Inc.	91	22,892
		987,212

The accompanying notes are an integral part of these financial statements.

1

FOUNDERS 100 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Investment Companies - 0.8%
Cipher Digital, Inc.(a)	463	$11,343
IREN Ltd.(a)	396	18,109
Terawulf, Inc.(a)	474	11,708
		41,160
Iron/Steel - 0.7%
Steel Dynamics, Inc.	155	35,566
Machinery - Diversified - 0.1%
Cactus, Inc. - Class A	90	4,611
Machinery-Construction & Mining - 1.9%
Bloom Energy Corp. - Class A(a)	315	95,350
Media - 1.4%
Nexstar Media Group, Inc.	29	5,179
Space Exploration Technologies Corp. - Class A(a)	379	64,756
		69,935
Miscellaneous Manufacturing - 1.0%
Axon Enterprise, Inc.(a)	88	49,334
Oil & Gas - 0.1%
Matador Resources Co.	132	6,571
Oil & Gas Services - 0.1%
Kodiak Gas Services, Inc.	104	7,814
Pharmaceuticals - 0.2%
Corcept Therapeutics, Inc.(a)	107	9,304
Private Equity - 3.4%
Blackstone, Inc.	1,453	170,975
Real Estate - 0.3%
CoStar Group, Inc.(a)	479	13,565
Retail - 0.3%
QXO, Inc.(a)	826	14,273
Semiconductors - 10.3%
ACM Research, Inc. - Class A(a)	65	8,248
Astera Labs, Inc.(a)	136	65,691
Credo Technology Group Holding Ltd.(a)	193	52,486
Monolithic Power Systems, Inc.	51	70,500
NVIDIA Corp.	1,539	307,939
SiTime Corp.(a)	24	17,893
		522,757

	Shares	Value
Software - 22.3%
Akamai Technologies, Inc.(a)	168	$19,859
Chime Financial, Inc. - Class A(a)	352	7,209
Clear Secure, Inc. - Class A	147	8,192
CoreWeave, Inc. - Class A(a)	509	50,666
Datadog, Inc. - Class A(a)	416	108,310
Dynatrace, Inc.(a)	353	15,500
Hinge Health, Inc. - Class A(a)	84	6,972
JFrog Ltd.(a)	115	10,451
Nebius Group NV - Class A(a)	217	59,929
Oracle Corp.	1,622	237,704
Palantir Technologies, Inc. - Class A(a)	2,112	246,407
Paycom Software, Inc.	46	5,781
Salesforce, Inc.	939	147,104
Samsara, Inc. - Class A(a)	1,184	38,397
Snowflake, Inc. - Class A(a)	394	100,273
SoundHound AI, Inc. - Class A(a)	950	6,147
SS&C Technologies Holdings, Inc.	248	15,389
UiPath, Inc. - Class A(a)	562	6,109
Veeva Systems, Inc. - Class A(a)	173	30,702
Zeta Global Holdings Corp. - Class A(a)	298	5,865
		1,126,966
Transportation - 0.0%(b)
Scorpio Tankers, Inc.	47	3,255
TOTAL COMMON STOCKS (Cost $4,903,848)		5,054,346
REAL ESTATE INVESTMENT TRUSTS - 0.1%
REITS - 0.1%
Essential Properties Realty Trust, Inc.	254	7,582
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,238)		7,582
TOTAL INVESTMENTS - 100.2% (Cost $4,912,086)		$5,061,928
Liabilities in Excess of Other Assets - (0.2)%		(11,344)
TOTAL NET ASSETS - 100.0%		$5,050,584

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

FOUNDERS 100 ETF
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$5,061,928
Dividends receivable	679
Dividend tax reclaims receivable	6
Total assets	5,062,613
LIABILITIES:
Payable to custodian	8,913
Payable to Adviser (Note 3)	3,116
Total liabilities	12,029
NET ASSETS	$ 5,050,584
Net Assets Consist of:
Paid-in capital	$4,992,463
Total distributable earnings	58,121
Total net assets	$ 5,050,584
Net assets	$5,050,584
Shares issued and outstanding (unlimited shares authorized without par value)	206,000
Net asset value per share	$24.52
Cost:
Investments, at cost	$4,912,086

The accompanying notes are an integral part of these financial statements.

3

FOUNDERS 100 ETF
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$7,744
Less: dividend withholding taxes	(22)
Total investment income	7,722
EXPENSES:
Investment advisory fee (Note 3)	10,183
Income tax expense	4
Total expenses	10,187
Net investment loss	(2,465)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(102,094)
In-kind redemptions	12,114
Net realized gain (loss)	(89,980)
Net change in unrealized appreciation (depreciation) on:
Investments	153,041
Net change in unrealized appreciation (depreciation)	153,041
Net realized and unrealized gain (loss)	63,061
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,596

The accompanying notes are an integral part of these financial statements.

4

FOUNDERS 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(2,465)	$101
Net realized gain (loss)	(89,980)	354,691
Net change in unrealized appreciation (depreciation)	153,041	(367,576)
Net increase (decrease) in net assets from operations	60,596	(12,784)
CAPITAL TRANSACTIONS:
Shares sold	4,969,972	503,492
Shares issued from merger / reorganization (Note 1)	—	651,812
Shares redeemed	(869,684)	(252,820)
Net increase (decrease) in net assets from capital transactions	4,100,288	902,484
Net increase (decrease) in net assets	4,160,884	889,700
NET ASSETS:
Beginning of the period	889,700	—
End of the period	$ 5,050,584	$889,700
SHARES TRANSACTIONS
Shares sold	210,000	20,000
Shares issued from merger / reorganization (Note 1)	—	26,000
Shares redeemed	(40,000)	(10,000)
Total increase (decrease) in shares outstanding	170,000	36,000

(a)	Inception date of the Fund was December 17, 2025.
The accompanying notes are an integral part of these financial statements.

5

FOUNDERS 100 ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.71	$25.07
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	(0.17)	(0.36)
Total from investment operations	(0.19)	(0.36)
Net asset value, end of period	$24.52	$24.71
Total return(e)	−0.79%	−1.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,051	$890
Ratio of expenses to average net assets(f)	0.75%	0.75%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	(0.18)%	0.31%
Portfolio turnover rate(e)(h)	34%	53%

(a)	Inception date of the Fund was December 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

FOUNDERS 100 ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Founders 100 ETF (the “Fund”) is a non-diversified series of Founder Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 27, 2025 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Founder ETFs, LLC (“Founder ETFs” or the “Adviser”) serves as investment adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.” The Fund commenced operations on December 17, 2025.
As part of the Fund’s commencement of operations on December 17, 2025, the Fund received an in-kind contribution, which consisted of $651,812 of securities which were recorded at their current value. However, as the transaction is intended to qualify as a non-taxable transaction for US federal income tax purposes, management has elected to retain the securities’ original cost basis for tax purposes. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The cost of the contributed securities as of December 17, 2025, was $287,435, resulting in net unrealized appreciation on investments of $364,377 as of that date. As a result of the in-kind contribution, the Fund issued 26,000 shares at a $25.07 per share net asset value.
The Founders 100 ETF is designed for investors with a long-term time horizon (generally 5+ years) seeking capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”) listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or last traded price for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

7

FOUNDERS 100 ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,054,346	$—	$—	$5,054,346
Real Estate Investment Trusts	7,582	—	—	7,582
Total Investments	$5,061,928	$—	$—	$5,061,928

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.
As of June 30, 2026 the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts

8

FOUNDERS 100 ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Additionally, there were no unrecognized tax benefits or expenses and the fund did not incur any interest or penalties for the year.
C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. or the New York Stock Exchange is closed for trading.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.
Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.75%. Out of the Investment Advisory Fee, the Adviser pays for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, interest, including extraordinary expenses (including but not limited to litigation and indemnification expenses). The Investment Advisory Fees incurred are calculated daily and paid monthly to the Adviser. Investment Advisory Fees for the period ended June 30, 2026 are disclosed in the Statement of Operations.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and transfer agent. Under the Fund Administration and Accounting Agreement with the Trust, Fund Services provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Fund. Fund Services is responsible for maintaining the books and records and calculating the daily net asset value of the Fund. In addition, Fund Services makes available the office space, equipment, personnel, and facilities required to provide such services. Pursuant to a Transfer Agency Services

9

FOUNDERS 100 ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Agreement with the Trust, Fund Services acts as transfer agent to the Fund, dividend disbursing agent and shareholder servicing agent to the Fund and its affiliates. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.
Vigilant LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.
NOTE 4 – SEGMENT REPORTING
In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.
The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.
Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $1,144,159 and $982,932, respectively.
For the period ended June 30, 2026, there were no purchases or sales of long-term U.S. government securities.
For the period ended June 30, 2026, in-kind transactions associated with creations and redemptions for the Fund were $4,778,604 and $830,693, respectively.
NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of the period ended June 30, 2026 and fiscal period ended December 31, 2025, there were no distributions paid.
As of the fiscal period ended December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Investments, at cost	$893,527
Gross tax unrealized appreciation	19,632
Gross tax unrealized depreciation	(22,831)
Net tax unrealized appreciation (depreciation)	(3,199)
Undistributed ordinary income (loss)	682
Undistributed long-term capital gain (loss)	42
Total distributable earnings	724
Accumulated gain (loss)	(364,377)
Total accumulated losses (distributable earnings)	$(366,852)

10

FOUNDERS 100 ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year.
As of the fiscal period ended December 31, 2025, the Fund did not elect to defer any post-October losses or late-year losses.
As of the fiscal period ended December 31 2025, the Fund did not have long-term capital loss carryovers or short-term capital loss carryovers.
NOTE 7 – SHARES TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their NAV. The Fund issues and redeems Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. An additional variable fee of up to four times the fixed transaction fee (expressed as a percentage value of the Fund Securities) may be imposed for (1) redemptions effected outside the Clearing Process and (2) cash redemptions (to offset the Trust’s brokerage and other transaction costs associate with the sale of Fund Securities). Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. With respect to an Authorized Participant’s redemption of Fund shares, the combination of the standard Redemption Transaction Fee and the variable Redemption Transaction Fee will not exceed 2% of the value of the shares redeemed. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.
NOTE 8 – BENEFICIAL OWNERSHIP
A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, (either directly or indirectly), more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreements with the Adviser.
As of June 30, 2026, two individuals employed by the Adviser each owned approximately 16.67% of the Fund’s outstanding shares.
NOTE 9 – NEW ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and

11

FOUNDERS 100 ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 2024. Through evaluation, management has found no implications of these changes on the financial statements.
NOTE 10 – SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

12

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for Semi-Annual Reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Founder Funds Trust

By (Signature and Title)	/s/ Michael Monaghan
Michael Monaghan, Principal Executive Officer

Date	9/4/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Monaghan
Michael Monaghan, Principal Executive Officer

Date	9/4/26

By (Signature and Title)	/s/ Lauren Cassidy
Lauren Cassidy, Principal Financial Officer

Date	9/4/26